united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2020

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadersharesetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

LeaderShares™ Activist Leaders® ETF (ACTV)*: -2.84%

*	From October 26, 2020 (commencement of operation) through October 31, 2020

LeaderShares™ Activist Leaders® was launched on October 26, 2020. First market price date was October 27, 2020, only days before the fiscal year ended.

8228-NLD-12/21/2020

Dear Shareholder,

LeaderShares™ AlphaFactor® Tactical Focused ETF (LSAT)*: -3.60%

*	From October 26, 2020 (commencement of operation) through October 31, 2020

LeaderShares™ AlphaFactor® Tactical Focused ETF was launched on October 26, 2020. First market price date was October 27, 2020, only days before the fiscal year ended.

8228-NLD-12/21/2020

Dear Shareholder,

LeaderShares™ AlphaFactor® US Core Equity ETF (LSAF): -2.09%*

*	From November 1, 2019 through October 31, 2020

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year, the global spread of Covid-19 dealt a heavy blow to risk markets and the economy. U.S. large-cap equities, represented by the S&P 500 Index**, sold-off aggressively during Q1 of 2020 (1/1/20-3/31/20), at one point reaching a drawdown of almost -34%. However, post Q1 2020, equities recovered back towards highs, potentially due to the Federal Reserve reversing course by cutting short term interest rates twice and implementing large quantities of monetary stimulus.

The Fund posted a return of -2.09% for the year ended October 31, 2020, as compared to the -1.17% return of its benchmark AlphaFactor® US Core Equity Index (Source: Bloomberg). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund’s under-exposure to quantitative factors such as growth and size, both categories which led the recovery post Q1 2020 market correction and had a large attribution within the S&P 500 Index, drove some of the Fund’s equity underperformance against the S&P 500 Index, which returned 9.71% for the reporting period. Generally, however, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8228-NLD-12/21/2020

Dear Shareholder,

LeaderShares™ Equity Skew ETF (SQEW): 11.32%*

*	From May 11, 2020 (commencement of operation) through October 31, 2020

The LeaderShares™ Equity Skew ETF’s (the “Fund”) was launched in mid-May 2020, after the market correction of 2020. Therefore, the Fund participated as equities recovered back towards highs, which was potentially due to the Federal Reserve reversing course by cutting short term interest rates twice and implementing large quantities of monetary stimulus.

The Fund posted a return of 11.32% during the period from its inception date to October 31, 2020. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index, however the Fund’s under-exposure to factors such as growth and size, both categories which led the recovery post market bottom, seemed to drive a slight equity underperformance against the S&P 500 Index, which returned 12.52% for the reporting period, although generally systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8228-NLD-12/21/2020

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	(2.84)%
LeaderShares® Activist Leaders® ETF - Market Price	(2.80)%
S&P 500 Index (b)	(3.83)%
Redwood Activist Leaders® Index (c)	(5.78)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the October 14, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Redwood Activist Leaders® Index, the Fund adviser’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist Leaders® as defined by the advisor. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2020
Percent of
Top 10 Industries	Net Assets
Technology Services	13.5%
Software	11.5%
Oil & Gas Producers	7.9%
Leisure Facilities & Services	7.7%
Transportation Equipment	5.8%
Biotech & Pharma	5.7%
Technology Hardware	5.2%
Health Care Facilities & Services	5.2%
Food	5.2%
Asset Management	4.7%
Other/Cash and Equivalents	27.6%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF PORTFOLIO REVIEW October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	(3.64)%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	(3.60)%
S&P 500 Index (b)	(3.83)%
Redwood AlphaFactor® Tactical Focused Index (c)	(6.80)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the October 14, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Redwood AlphaFactor® Tactical Focused Index, the Fund adviser’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 1,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2020
Percent of
Top 10 Industries	Net Assets
Banking	11.1%
Chemicals	9.5%
Technology Hardware	9.5%
Transportation & Logistics	6.9%
Electric Utilities	6.7%
Specialty Finance	5.7%
Commercial Support Services	3.4%
Electrical Equipment	3.4%
Transportation Equipment	3.4%
Cable & Satellite	3.4%
Other/Cash and Equivalents	37.0%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	(2.09)%	0.18%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	(2.12)%	0.18%
S&P 500 Index (b)	9.71%	7.58%
AlphaFactor® US Core Equity Index (c)	(1.17)%	1.13%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the February 28, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2020
Percent of
Top 10 Industries	Net Assets
Software	7.4%
Semiconductors	7.3%
Transportation & Logistics	6.9%
Medical Equipment & Devices	6.4%
Insurance	6.1%
Technology Services	5.6%
Retail - Discretionary	5.0%
Asset Management	4.1%
Health Care Facilities & Services	4.1%
Diversified Industrials	4.0%
Other/Cash and Equivalents	43.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	12.24%
LeaderShares® Equity Skew ETF - Market Price	11.32%
S&P 500 Index (b)	12.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the May 6, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2020
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	76.6%
Biotech & Pharma	2.3%
Banking	1.3%
Insurance	1.1%
Healthcare Facilities & Services	1.0%
Medical Equipment & Devices	1.0%
Retail-Consumer Staples	1.0%
Electric Utilities	0.9%
Telecommunications	0.9%
Transportation & Logistics	0.7%
Other/Cash and Equivalents	13.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Activist Leaders® ETF
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 97.5%
	ASSET MANAGEMENT - 4.7%
32,714	Invesco Ltd.	$428,881
17,639	Janus Henderson Group PLC	428,628
33,230	KKR & Co., Inc.	1,134,804
		1,992,313
	AUTOMOTIVE - 2.8%
135,894	Tenneco, Inc. *	1,171,406

	BIOTECH & PHARMA - 5.7%
116,304	Innoviva, Inc. *	1,257,246
119,765	Ironwood Pharmaceuticals, Inc. *	1,183,278
		2,440,524
	CHEMICALS - 2.7%
52,913	GCP Applied Technologies, Inc. *	1,154,033

	FOOD - 5.2%
34,884	Hain Celestial Group, Inc. *	1,072,683
25,146	Herbalife Nutrition Ltd. *	1,135,090
		2,207,773
	HEALTH CARE FACILITIES & SERVICES - 5.2%
15,667	Magellan Health, Inc. *	1,132,254
84,441	MEDNAX, Inc. *	1,076,623
		2,208,877
	HOME & OFFICE PRODUCTS - 2.7%
66,251	Newell Brands, Inc.	1,169,993

	LEISURE FACILITIES & SERVICES - 7.7%
74,504	Bloomin’ Brands, Inc.	1,041,566
14,904	Papa John’s International, Inc.	1,141,646
21,260	Restaurant Brands International, Inc.	1,105,520
		3,288,732
	MACHINERY - 2.6%
182,700	Welbilt, Inc. *	1,110,816

	MEDICAL EQUIPMENT & DEVICES - 2.9%
24,764	Merit Medical Systems, Inc. *	1,239,438

	OIL & GAS PRODUCERS - 7.9%
24,019	Cheniere Energy, Inc. *	1,149,790
109,868	Delek US Holdings, Inc.	1,105,272
119,585	Occidental Petroleum Corp.	1,091,811
		3,346,873
	REAL ESTATE OWNWERS & DEVELOPERS - 2.8%
19,017	Howard Hughes Corp. *	1,182,667

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 97.5% (Continued)
	RETAIL - DISCRETIONARY - 3.0%
9,538	Tiffany & Co.	$1,247,952

	SOFTWARE - 11.5%
14,639	ACI Worldwide, Inc. *	427,020
71,568	Box, Inc. *	1,109,304
116,247	Cloudera, Inc. *	1,129,921
28,268	CommVault Systems, Inc. *	1,119,130
110,558	Evolent Health, Inc. *	1,098,947
		4,884,322
	SPECIALTY FINANCE - 2.8%
128,321	SLM Corp.	1,179,270

	TECHNOLOGY HARDWARE - 5.2%
23,853	Seagate Technology PLC	1,140,650
62,750	Xerox Holdings Corp.	1,090,595
		2,231,245
	TECHNOLOGY SERVICES - 13.5%
338,025	Conduent, Inc. *	1,178,017
20,411	Green Dot Corp. *	1,088,315
86,393	Nielsen Holdings PLC	1,167,169
61,414	Perspecta, Inc.	1,101,153
23,786	Virtusa Corp. *	1,196,436
		5,731,090
	TRANSPORTATION EQUIPMENT - 5.8%
31,660	Navistar International Corp. *	1,364,863
59,594	Trinity Industries, Inc.	1,122,751
		2,487,614
	WHOLESALE - DISCRETIONARY - 2.8%
37,367	LKQ Corp. *	1,195,370

	TOTAL COMMON STOCK (Cost - $41,553,242)	41,470,308

	TOTAL INVESTMENTS - 97.5% (Cost - $41,553,242)	$41,470,308
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.5%	1,042,973
	TOTAL NET ASSETS - 100.0%	$42,513,281

*	Non-Income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 98.2%
	BANKING - 11.1%
39,342	Comerica, Inc.	$1,790,454
131,219	Regions Financial Corp.	1,745,213
67,150	Synovus Financial Corp.	1,745,900
		5,281,567
	CABLE & SATELLITE - 3.4%
281,793	Sirius XM Holdings, Inc.	1,614,674

	CHEMICALS - 9.5%
21,567	Ashland Global Holdings, Inc.	1,504,730
13,746	Celanese Corp.	1,560,308
21,330	LyondellBasell Industries NV	1,460,038
		4,525,076
	COMMERCIAL SUPPORT SERVICES - 3.4%
94,168	H&R Block, Inc.	1,625,340

	CONSTRUCTION MATERIALS - 3.2%
17,854	Eagle Materials, Inc.	1,522,053

	ELECTRIC UTILITIES - 6.7%
30,178	Evergy, Inc.	1,665,826
48,348	NRG Energy, Inc.	1,528,764
		3,194,590
	ELECTRICAL EQUIPMENT - 3.4%
38,552	Johnson Controls International PLC	1,627,280

	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
60,988	Domtar Corp.	1,456,393

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
31,995	Morgan Stanley	1,540,559

	LEISURE FACILITIES & SERVICES - 3.3%
74,813	Hilton Grand Vacations, Inc. *	1,541,148

	MACHINERY - 3.3%
9,954	Caterpillar, Inc.	1,563,276

	OIL & GAS PRODUCERS - 3.0%
185,966	Murphy Oil Corp.	1,435,658

	RETAIL - DISCRETIONARY - 3.3%
42,897	Foot Locker, Inc.	1,582,041

	SEMICONDUCTORS - 3.3%
12,798	QUALCOMM, Inc.	1,578,761

	SOFTWARE - 3.2%
27,176	Oracle Corp.	1,524,845

	SPECIALTY FINANCE - 5.7%
164,715	Navient Corp.	1,319,367
56,485	Synchrony Financial	1,413,255
		2,732,622

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 98.2% (Continued)
	TECHNOLOGY HARDWARE - 9.5%
13,588	Apple, Inc.	$1,479,190
84,135	HP, Inc.	1,511,065
34,918	NetApp, Inc.	1,532,551
		4,522,806
	TECHNOLOGY SERVICES - 3.2%
8,216	Visa, Inc.	1,492,929

	TRANSPORTATION & LOGISTICS - 6.9%
42,344	Southwest Airlines Co.	1,673,858
48,032	United Airlines Holdings, Inc. *	1,626,364
		3,300,222
	TRANSPORTATION EQUIPMENT - 3.4%
7,347	Cummins, Inc.	1,615,532

	WHOLESALE - DISCRETIONARY - 3.0%
97,407	KAR Auction Services, Inc.	1,418,246

	TOTAL COMMON STOCK (Cost - $46,964,529)	46,695,618

	TOTAL INVESTMENTS - 98.2% (Cost - $46,964,529)	$46,695,618
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.8%	875,343
	TOTAL NET ASSETS - 100.0%	$47,570,961

*	Non-Income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 99.7%
	AEROSPACE & DEFENSE - 0.9%
1,928	Lockheed Martin Corp.	$675,051

	APPAREL & TEXTILE PRODUCTS - 1.0%
47,131	Hanesbrands, Inc.	757,395

	ASSET MANAGEMENT - 4.1%
4,780	Ameriprise Financial, Inc.	768,767
1,312	BlackRock, Inc.	786,164
9,639	LPL Financial Holdings, Inc.	770,445
5,759	T Rowe Price Group, Inc.	729,435
		3,054,811
	AUTOMOTIVE - 1.1%
28,682	Gentex Corp.	793,631

	BEVERAGES - 1.0%
9,238	Monster Beverage Corp. *	707,354

	BIOTECH & PHARMA - 2.7%
2,924	Amgen, Inc.	634,333
2,625	Biogen, Inc. *	661,684
1,319	Regeneron Pharmaceuticals, Inc. *	716,956
		2,012,973
	CABLE & SATELLITE - 2.0%
28,257	Altice USA, Inc. *	761,526
1,190	Charter Communications, Inc. *	718,546
		1,480,072
	CHEMICALS - 1.9%
3,710	Ecolab, Inc.	681,119
1,062	Sherwin-Williams Co.	730,635
		1,411,754
	COMMERCIAL SUPPORT SERVICES - 0.9%
7,000	FTI Consulting, Inc. *	689,220

	CONSUMER SERVICES - 1.1%
17,545	Service Corp International	812,509

	CONTAINERS & PACKAGING - 1.0%
52,801	Graphic Packaging Holding Co.	701,725

	DIVERSIFIED INDUSTRIALS - 4.0%
11,219	Emerson Electric Co.	726,879
4,470	Honeywell International, Inc.	737,326
3,828	Illinois Tool Works, Inc.	749,829
12,443	ITT, Inc.	752,926
		2,966,960
	E-COMMERCE DISCRETIONARY - 0.9%
14,143	eBay, Inc.	673,631

	ELECTRIC UTILITIES - 1.1%
13,755	Southern Co.	790,225

	ELECTRICAL EQUIPMENT - 2.1%
5,370	Hubbell, Inc.	781,389
2,710	Lennox International, Inc.	736,199
		1,517,588
	ENGINEERING & CONSTRUCTION - 2.2%
7,891	Jacobs Engineering Group, Inc.	749,645
13,880	Quanta Services, Inc.	866,528
		1,616,173
	FOOD - 0.9%
21,660	Hain Celestial Group, Inc. *	666,045

	HEALTH CARE FACILITIES & SERVICES - 4.1%
4,370	Cigna Corp.	729,659
8,634	DaVita, Inc. *	744,682
4,968	McKesson Corp.	732,730
4,126	Molina Healthcare, Inc. *	769,375
		2,976,446
	HOME & OFFICE PRODUCTS - 2.0%
8,315	Tempur Sealy International, Inc. *	740,035
4,037	Whirlpool Corp.	746,684
		1,486,719

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 99.7% (Continued)
	HOME CONSTRUCTION - 2.7%
13,396	Masco Corp.	$718,026
15,985	PulteGroup, Inc.	651,549
15,315	Toll Brothers, Inc.	647,518
		2,017,093
	INDUSTRIAL SUPPORT SERVICES - 1.0%
4,214	United Rentals, Inc. *	751,314

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
7,351	Intercontinental Exchange, Inc.	693,934
12,486	State Street Corp.	735,425
		1,429,359
	INSURANCE - 6.1%
3,491	Berkshire Hathaway, Inc. *	704,833
40,361	Equitable Holdings, Inc.	867,358
11,167	Kemper Corp.	688,557
6,568	Primerica, Inc.	724,056
15,610	Voya Financial, Inc.	748,187
12,110	W R Berkley Corp.	728,053
		4,461,044
	INTERNET MEDIA & SERVICES - 3.0%
504	Alphabet, Inc. *	816,989
9,790	GoDaddy, Inc. *	692,545
3,620	VeriSign, Inc. *	690,334
		2,199,868
	MACHINERY - 2.2%
4,954	Caterpillar, Inc.	778,026
8,056	Lincoln Electric Holdings, Inc.	820,262
		1,598,288
	MEDICAL EQUIPMENT & DEVICES - 6.4%
1,417	Bio-Rad Laboratories, Inc. *	830,957
18,545	Bruker Corp.	788,904
14,873	Globus Medical, Inc. *	775,181
11,086	Hologic, Inc. *	762,939
2,416	Illumina, Inc. *	707,163
3,771	Waters Corp. *	840,254
		4,705,398
	RETAIL - CONSUMER STAPLES - 2.0%
3,535	Dollar General Corp.	737,790
21,866	Kroger Co.	704,304
		1,442,094
	RETAIL - DISCRETIONARY - 5.0%
14,096	AutoNation, Inc. *	799,666
23,531	L Brands, Inc.	753,227
4,466	Lowe’s Cos., Inc.	706,075
1,621	O’Reilly Automotive, Inc. *	707,729
5,158	Tractor Supply Co.	687,097
		3,653,794
	SEMICONDUCTORS - 7.3%
12,489	Applied Materials, Inc.	739,723
10,968	Maxim Integrated Products, Inc.	763,921
5,770	Qorvo, Inc. *	734,867
6,301	QUALCOMM, Inc.	777,291
5,108	Skyworks Solutions, Inc.	721,709
5,194	Texas Instruments, Inc.	751,000
7,099	Xilinx, Inc.	842,580
		5,331,091

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 99.7% (Continued)
	SOFTWARE - 7.4%
1,513	Adobe, Inc. *	$676,462
10,238	Cerner Corp.	717,581
5,385	Citrix Systems, Inc.	609,959
6,327	Fortinet, Inc. *	698,311
7,005	Guidewire Software, Inc. *	673,251
35,425	NortonLifeLock, Inc.	728,692
12,374	Oracle Corp.	694,305
3,022	Palo Alto Networks, Inc. *	668,436
		5,466,997
	SPECIALTY FINANCE - 0.9%
2,190	Credit Acceptance Corp. *	652,883

	STEEL - 1.0%
7,234	Reliance Steel & Aluminum Co.	788,434

	TECHNOLOGY HARDWARE - 3.1%
6,410	Apple, Inc.	697,793
9,422	Arrow Electronics, Inc. *	733,880
4,495	Ubiquiti, Inc.	834,317
		2,265,990
	TECHNOLOGY SERVICES - 5.6%
8,873	Booz Allen Hamilton Holding Corp.	696,530
1,751	Fair Isaac Corp. *	685,429
2,065	MSCI, Inc.	722,420
2,060	S&P Global, Inc.	664,824
3,697	Visa, Inc.	671,782
34,332	Western Union Co.	667,414
		4,108,399
	TRANSPORTATION & LOGISTICS - 6.9%
9,445	CSX Corp.	745,588
8,134	Expeditors International of Washington, Inc.	718,802
4,042	Kansas City Southern	711,958
5,872	Landstar System, Inc.	732,238
3,435	Norfolk Southern Corp.	718,327
4,081	Old Dominion Freight Line, Inc.	776,900
3,710	Union Pacific Corp.	657,375
		5,061,188
	TRANSPORTATION EQUIPMENT - 1.0%
3,481	Cummins, Inc.	765,437

	WHOLESALE - DISCRETIONARY - 1.2%
26,587	LKQ Corp. *	850,518

	TOTAL COMMON STOCK (Cost - $70,831,954)	73,339,471

	TOTAL INVESTMENTS - 99.7% (Cost - $70,831,954)	$73,339,471
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.3%	201,012
	TOTAL NET ASSETS - 100.0%	$73,540,483

*	Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 19.1%
	AEROSPACE & DEFENSE - 0.3%
472	Boeing Co.	$68,152
241	General Dynamics Corp.	31,651
1,278	Raytheon Technologies Corp.	69,421
		169,224
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,273	NIKE, Inc.	152,862
323	VF Corp.	21,706
		174,568
	ASSET MANAGEMENT - 0.3%
128	BlackRock, Inc.	76,699
1,009	Charles Schwab Corp.	41,480
190	T Rowe Price Group, Inc.	24,065
		142,244
	AUTOMOTIVE - 0.1%
3,218	Ford Motor Co.	24,875
1,149	General Motors Co.	39,675
		64,550
	BANKING - 1.3%
7,145	Bank of America Corp.	169,335
1,728	Citigroup, Inc.	71,574
2,481	JPMorgan Chase & Co.	243,237
345	PNC Financial Services Group, Inc.	38,599
1,054	Truist Financial Corp.	44,394
1,239	US Bancorp	48,259
3,404	Wells Fargo & Co.	73,016
		688,414
	BEVERAGES - 0.7%
3,560	Coca-Cola Co.	171,094
160	Constellation Brands, Inc.	26,437
446	Monster Beverage Corp. *	34,150
1,146	PepsiCo, Inc.	152,750
		384,431
	BIOTECH & PHARMA - 2.3%
1,467	AbbVie, Inc.	124,842
485	Amgen, Inc.	105,216
138	Biogen, Inc. *	34,786
1,879	Bristol-Myers Squibb Co.	109,828
812	Eli Lilly and Co.	105,934
1,041	Gilead Sciences, Inc.	60,534
2,181	Johnson & Johnson	299,037
2,137	Merck & Co., Inc.	160,724
4,611	Pfizer, Inc.	163,598
90	Regeneron Pharmaceuticals, Inc. *	48,920
		1,213,419
	CABLE & SATELLITE - 0.3%
3,867	Comcast Corp.	163,342

	CHEMICALS - 0.2%
623	DuPont de Nemours, Inc.	35,436
236	Ecolab, Inc.	43,327
197	PPG Industries, Inc.	25,555
		104,318
	COMMERCIAL SUPPORT SERVICES - 0.1%
271	Republic Services, Inc.	23,894
355	Waste Management, Inc.	38,308
		62,202
	CONTAINERS & PACKAGING - 0.0% **
272	Ball Corp.	24,208

	DIVERSIFIED INDUSTRIALS - 0.6%
483	3M Co.	77,261
497	Emerson Electric Co.	32,201
7,108	General Electric Co.	52,741
584	Honeywell International, Inc.	96,331
270	Illinois Tool Works, Inc.	52,888
		311,422
	ELECTRIC UTILITIES - 0.9%
393	American Electric Power Co., Inc.	35,342
670	Dominion Energy, Inc.	53,828
561	Duke Energy Corp.	51,674
273	Eversource Energy	23,825
803	Exelon Corp.	32,032
1,616	NextEra Energy, Inc.	118,307
411	Public Service Enterprise Group, Inc.	23,900
233	Sempra Energy	29,209
844	Southern Co.	48,488
260	WEC Energy Group, Inc.	26,143
429	Xcel Energy, Inc.	30,043
		472,791
	ELECTRICAL EQUIPMENT - 0.1%
713	Carrier Global Corp.	23,807
360	Otis Worldwide Corp.	22,061
		45,868
	ENTERTAINMENT CONTENT - 0.5%
657	Activision Blizzard, Inc.	49,755
245	Electronic Arts, Inc. *	29,358
1,529	Walt Disney Co.	185,391
		264,504

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 19.1% (Continued)
	FOOD - 0.3%
487	General Mills, Inc.	$28,791
170	Hershey Co.	23,368
451	Hormel Foods Corp.	21,959
995	Kraft Heinz Co.	30,437
1,184	Mondelez International, Inc.	62,894
		167,449
	GAS & WATER UTILITIES - 0.0% **
145	American Water Works Co., Inc.	21,824

	HEALTHCARE FACILITIES & SERVICES - 1.0%
198	Anthem, Inc.	54,014
444	Centene Corp. *	26,240
305	Cigna Corp.	50,926
1,080	CVS Health Corp	60,577
275	HCA Healthcare, Inc.	34,083
110	Humana, Inc.	43,921
156	IQVIA Holdings, Inc. *	24,022
758	UnitedHealth Group, Inc.	231,296
		525,079
	HOUSEHOLD PRODUCTS - 0.7%
107	Clorox Co.	22,176
703	Colgate-Palmolive Co.	55,460
289	Kimberly-Clark Corp.	38,319
2,060	Procter & Gamble Co.	282,426
		398,381
	INDUSTRIAL SUPPORT SERVICES - 0.0% **
490	Fastenal Co.	21,183

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
733	Bank of New York Mellon Corp.	25,186
295	CME Group, Inc.	44,462
304	Goldman Sachs Group, Inc.	57,468
447	Intercontinental Exchange Inc	42,197
1,315	Morgan Stanley	63,317
		232,630
	INSURANCE - 1.1%
260	Allstate Corp.	23,075
1,993	Berkshire Hathaway, Inc. *	402,387
422	Marsh & McLennan Cos., Inc.	43,660
744	MetLife, Inc.	28,160
486	Progressive Corp.	44,663
218	Travelers Cos., Inc.	26,315
		568,260
	INTERNET MEDIA & SERVICES - 0.0% **
626	Twitter, Inc. *	25,891

	LEISURE FACILITIES & SERVICES - 0.3%
658	Las Vegas Sands Corp.	31,623
611	McDonald’s Corp.	130,143
		161,766
	MACHINERY - 0.3%
449	Caterpillar, Inc.	70,515
260	Deere & Co.	58,737
107	Parker-Hannifin Corp.	22,295
137	Stanley Black & Decker, Inc.	22,769
		174,316
	MEDICAL EQUIPMENT & DEVICES - 1.0.%
1,431	Abbott Laboratories	150,412
254	Agilent Technologies, Inc.	25,931
425	Baxter International, Inc.	32,967
232	Becton Dickinson and Co.	53,622
1,178	Boston Scientific Corp. *	40,370
582	Danaher Corp.	133,592
124	Illumina, Inc. *	36,295
310	Stryker Corp.	62,623
172	Zimmer Biomet Holdings, Inc.	22,721
		558,533
	METALS & MINING - 0.1%
659	Newmont Corp.	41,412

	OIL & GAS PRODUCERS - 0.5%
1,604	Chevron Corp.	111,478
3,741	Exxon Mobil Corp.	122,031
1,919	Kinder Morgan, Inc.	22,836
		256,345
	RETAIL - CONSUMER STAPLES - 1.0%
365	Costco Wholesale Corp.	130,531
636	Kroger Co.	20,486
410	Target Corp.	62,410
729	Walgreens Boots Alliance, Inc.	24,815
2,280	Walmart, Inc.	316,350
		554,592

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 19.1% (Continued)
	RETAIL - DISCRETIONARY - 0.6%
211	Best Buy Co., Inc.	$23,537
875	Home Depot, Inc.	233,371
610	Lowe’s Cos., Inc.	96,441
		353,349
	SEMICONDUCTORS - 0.5%
3,507	Intel Corp.	155,290
754	Texas Instruments, Inc.	109,021
		264,311
	SOFTWARE - 0.3%
2,503	Oracle Corp.	140,443

	SPECIALTY FINANCE - 0.2%
652	American Express Co.	59,488
358	Capital One Financial Corp.	26,163
		85,651
	TECHNOLOGY HARDWARE - 0.2%
3,583	Cisco Systems, Inc.	128,630

	TECHNOLOGY SERVICES - 0.6%
358	Automatic Data Processing, Inc.	56,550
457	Cognizant Technology Solutions Corp.	32,639
532	Fidelity National Information Services, Inc.	66,282
252	Global Payments, Inc.	39,750
747	International Business Machines Corp.	83,410
307	Paychex, Inc.	25,251
141	Verisk Analytics, Inc.	25,094
		328,976
	TELECOMMUNICATIONS - 0.9%
5,833	AT&T, Inc.	157,608
1,027	T-Mobile US, Inc. *	112,528
3,418	Verizon Communications, Inc.	194,792
		464,928
	TOBACCO & CANNABIS - 0.3%
1,539	Altria Group, Inc.	55,527
1,326	Philip Morris International, Inc.	94,173
		149,700
	TRANSPORTATION & LOGISTICS - 0.7%
652	CSX Corp.	51,469
221	FedEx Corp.	57,343
224	Norfolk Southern Corp.	46,843
572	Union Pacific Corp.	101,353
725	United Parcel Service, Inc.	113,905
		370,913

	TRANSPORTATION EQUIPMENT - 0.1%
128	Cummins, Inc.	28,146

	WHOLESALE - CONSUMER STAPLES - 0.0% **
418	Sysco Corp.	23,120

	TOTAL COMMON STOCK (Cost - $10,089,860)	10,331,333

	EXCHANGE TRADED FUNDS - 76.6%
	EQUITY FUNDS - 76.6%
207,039	LeaderShares Activist Leaders ETF * #	5,016,990
314,093	SPDR Portfolio Emerging Markets ETF	11,624,582
79,333	SPDR Portfolio S&P 500 Growth ETF	3,854,790
172,373	SPDR S&P 600 Small Cap Growth ETF	10,338,933
202,496	SPDR S&P 600 Small CapValue ETF	10,519,667
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,977,706)	41,354,962

	REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.3%
342	Crown Castle International Corp.	53,420
225	Digital Realty Trust, Inc.	32,468
590	Prologis, Inc.	58,528
147	Public Storage	33,673
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $170,111)	178,089

			Notional Value
Contracts ^		Counterparty	October 31, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 0.6%
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.6% **
417	SPDR S&P 500 ETF Trust	Interactive Brokers	$12,510,000	319,839
	Expiration December 2020, Exercise Price $300.00
	TOTAL OPTIONS PURCHASED (Cost $333,770)			319,839

	TOTAL INVESTMENTS - 96.6% (Cost - $49,571,447)			$52,184,223
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.4%			1,835,397
	TOTAL NET ASSETS - 100.0%			$54,019,620

*	Non-Income producing security.

**	Represents less than 0.05%

#	Affiliated security due to related management

^	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depository Receipts

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2020

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF
ASSETS
Investment securities:
Unaffiliated investments, at cost	$41,553,242	$46,964,529	$70,831,954	$44,563,174
Affiliated investments, at cost	—	—	—	5,008,273
Unaffiliated investments, at fair value	$41,470,308	$46,695,618	$73,339,471	$47,167,233
Affiliated investments, at fair value	—	—	—	5,016,990
Cash	554,184	42,474	257,687	6,914,590
Receivable for investments sold	1,038,334	—	—	—
Dividends and interest receivable	—	22,725	15,473	18,271
Receivable for capital stock sold	884,392	811,398	—	—
TOTAL ASSETS	43,947,218	47,572,215	73,612,631	59,117,084

LIABILITIES
Payable for investments purchased	1,432,764	—	—	5,008,273
Payable for capital shares redeemed	—	—	30,088	51,829
Investment advisory fees payable	1,173	1,254	42,060	37,362
TOTAL LIABILITIES	1,433,937	1,254	72,148	5,097,464
NET ASSETS	$42,513,281	$47,570,961	$73,540,483	$54,019,620

Net Assets Consist Of:
Paid in capital	$42,592,171	$47,818,400	$81,364,625	$48, 344,293
Accumulated gains (deficit)	(78,890)	(247,439)	(7,824,142)	5,675,327
NET ASSETS	$42,513,281	$47,570,961	$73,540,483	$54,019,620

Net Asset Value Per Share:
Net Assets	$42,513,281	$47,570,961	$73,540,483	$54,019,620
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,750,000	1,975,000	2,975,000	1,925,000
Net asset value (Net Assets ÷ Shares Outstanding)	$24.29	$24.09	$24.72	$28.06

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 2020

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®
	Activist Leaders® ETF **	Tactical Focused ETF **	US Core Equity ETF	Equity Skew ETF *
INVESTMENT INCOME
Dividends (Less: Foreign Withholding Expense of $398 for US Core Equity ETF)	$—	$22,726	$1,095,358	$395,225
TOTAL INVESTMENT INCOME	—	22,726	1,095,358	395,225

EXPENSES
Investment advisory fees	1,173	1,254	565,802	202,877
TOTAL EXPENSES	1,173	1,254	565,802	202,877
NET INVESTMENT INCOME (LOSS)	(1,173)	21,472	529,556	192,348

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated Investments	5,217	—	(8,205,280)	3,031,705
In-kind redemptions	—	—	8,929,306	2,533,901
Options	—	—	—	(161,323)
Realized gain on investments	5,217	—	724,026	5,404,283

Unrealized appreciation (depreciation) on:
Unaffiliated Investments	(82,934)	(268,911)	(57,884)	2,617,990
Affiliated Investments	—	—	—	8,717
Options	—	—	—	(13,931)
Change in unrealized appreciation (depreciation) on investments	(82,934)	(268,911)	(57,884)	2,612,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(77,717)	(268,911)	666,142	8,017,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,890)	$(247,439)	$1,195,698	$8,209,407

*	Fund commenced operation on May 11, 2020.

**	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
October 31, 2020 *
FROM OPERATIONS
Net investment loss	$(1,173)
Net realized gain on investments	5,217
Unrealized depreciation on investments	(82,934)
Net decrease in net assets resulting from operations	(78,890)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	42,592,171
Net increase in net assets resulting from shares of beneficial interest	42,592,171

TOTAL INCREASE IN NET ASSETS	42,513,281

NET ASSETS
Beginning of Period	—
End of Period	$42,513,281

SHARE ACTIVITY
Shares sold	1,750,000
Net increase in shares of beneficial interest outstanding	1,750,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
October 31, 2020 *
FROM OPERATIONS
Net investment income	$21,472
Unrealized depreciation on investments	(268,911)
Net decrease in net assets resulting from operations	(247,439)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	47,818,400
Net increase in net assets resulting from shares of beneficial interest	47,818,400

TOTAL INCREASE IN NET ASSETS	47,570,961

NET ASSETS
Beginning of Period	—
End of Period	$47,570,961

SHARE ACTIVITY
Shares sold	1,975,000
Net increase in shares of beneficial interest outstanding	1,975,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2020	October 31, 2019
FROM OPERATIONS
Net investment income	$529,556	$473,921
Net realized loss on investments	(8,205,280)	(2,161,025)
Net realized gain on in-kind redemptions	8,929,306	4,300,596
Unrealized appreciation (depreciation) on investments	(57,884)	5,007,886
Net increase in net assets resulting from operations	1,195,698	7,621,378

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(546,464)	(447,090)
Return of capital	(6,256)	—
Net decrease in net assets resulting from distributions to shareholders	(552,720)	(447,090)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	77,972,584	53,641,177
Cost of shares redeemed	(79,486,783)	(37,252,588)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,514,199)	16,388,589

TOTAL INCREASE (DECREASE) IN NET ASSETS	(871,221)	23,562,877

NET ASSETS
Beginning of Year	74,411,704	50,848,827
End of Year	$73,540,483	$74,411,704

SHARE ACTIVITY
Shares sold	3,275,000	2,200,000
Shares redeemed	(3,225,000)	(1,500,000)
Net increase in shares of beneficial interest outstanding	50,000	700,000

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
October 31, 2020 *
FROM OPERATIONS
Net investment income	$192,348
Net realized gain on investments	2,870,382
Net realized gain on in-kind redemptions	2,533,901
Unrealized appreciation on investments	2,612,776
Net increase in net assets resulting from operations	8,209,407

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	86,342,315
Cost of shares redeemed	(40,532,102)
Net increase in net assets resulting from shares of beneficial interest	45,810,213

TOTAL INCREASE IN NET ASSETS	54,019,620

NET ASSETS
Beginning of Period	—
End of Period	$54,019,620

SHARE ACTIVITY
Shares sold	3,425,000
Shares redeemed	(1,500,000)
Net increase in shares of beneficial interest outstanding	1,925,000

*	Fund commenced operation on May 11, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Period
	Ended
	October 31, 2020 *
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (1)	(0.00	) **
Net realized and unrealized loss on investments	(0.71)
Total from investment operations	(0.71)
Net asset value, end of period	$24.29
Market price, end of period	$24.30
Total return (2)	(2.84	)% (4)
Net assets, at end of period (000s)	$42,513
Ratio of expenses to average net assets	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	(0.75	)% (3)
Portfolio Turnover Rate (5)	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Period
	Ended
	October 31, 2020 *
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment gain (1)	0.03
Net realized and unrealized loss on investments	(0.94)
Total from investment operations	(0.91)
Net asset value, end of period	$24.09
Market price, end of period	$24.10
Total return (2)	(3.64	)% (4)
Net assets, at end of period (000s)	$47,571
Ratio of expenses to average net assets	0.99	% (3)
Ratio of net investment income to average net assets	16.95	% (3)
Portfolio Turnover Rate (5)	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	For the Year		For the Year	For the Period
	Ended		Ended	Ended
	October 31, 2020		October 31, 2019	October 31, 2018*
Net asset value, beginning of year/period	$25.44		$22.85	$25.00
Activity from investment operations:
Net investment gain (loss) (1)	0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	(0.71)		2.58	(2.15)
Total from investment operations	(0.54)		2.76	(2.15)
Less distributions from:
Net investment income	(0.18)		(0.17)	—
Return of capital	(0.00	) **	—	—
Total distributions	(0.18)		(0.17)	—
Net asset value, end of year/period	$24.72		$25.44	$22.85
Market price, end of year/period	$24.72		$25.45	$22.86
Total return (2)	(2.09)%		12.16%	(8.60	)% (4)
Net assets, at end of year/period (000s)	$73,540		$74,412	$50,849
Ratio of expenses to average net assets	0.75%		0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Period
	Ended
	October 31, 2020 *
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment gain (1)	0.09
Net realized and unrealized gain on investments	2.97
Total from investment operations	3.06
Net asset value, end of period	$28.06
Market price, end of period	$27.83
Total return (2)	12.24	% (4)
Net assets, at end of period (000s)	$54,020
Ratio of expenses to average net assets	0.75	% (3)
Ratio of net investment income to average net assets	0.71	% (3)
Portfolio Turnover Rate (5)	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS
October 31, 2020

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund, LeaderShares® AlphaFactor® US Core Equity ETF Fund , LeaderShares® Equity Skew ETF Fund, (the “Funds”) each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund and LeaderShares® Equity Skew ETF Fund seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® AlphaFactor® US Core Equity ETF Fund commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF Fund commenced operation May 11, 2020. The LeaderShares® Activist Leaders® ETF Fund and LeaderShares®AlphaFactor® Tactical Focused ETF Fund commenced operations on October 26, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii)

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$41,470,308	$—	$—	$41,470,308
Total	$41,470,308	$—	$—	$41,470,308

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$46,695,618	$—	$—	$46,695,618
Total	$46,695,618	$—	$—	$46,695,618

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$73,339,471	$—	$—	$73,339,471
Total	$73,339,471	$—	$—	$73,339,471

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,331,333	$—	$—	$10,331,333
Exchange Traded Funds	41,354,962	—	—	41,354,962
Real Estate Investment Trusts	178,089	—	—	178,089
Put Options Purchased	319,839	—	—	319,839
Total	$52,184,223	—	$—	$52,184,223

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2020:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Option Contracts	Unaffiliated Investments at Fair Value

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2020:

LeaderShares® Equity Skew ETF
Derivatives Investment Value
Derivative Investment Type	Equity Risk
Option Contracts	$319,839
Total	$319,839

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The following is a summary of the location of derivative investments on the Statements of Operations for the period ended October 31, 2020:

Derivative Investment Type	Location of Gain/Loss on Derivative

Option Contracts	Net Realized Loss from Security Transactions: Option Contracts
Net Change in Unrealized Depreciation on: Option Contracts

The following is a summary of the realized loss and changes in unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended October 31, 2020:

LeaderShares® Equity Skew ETF
Realized loss on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Equity Risk	Period Ended October 31, 2020
Option Contracts	$161,323	$(161,323)

Changes in unrealized depreciation on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Equity Risk	Period Ended October 31, 2020
Option Contracts	$13,931	$13,931

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2020.

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Option Contracts	$319,839	$—	$319,839	$(319,839)	$—	(1)	$—
Total	$319,839	$—	$319,839	$(319,839)	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® AlphaFactor® US Core Equity ETF Fund, dividends from net investment income, if any, are declared and paid quarterly. For The LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, and the LeaderShares® US Equity Skew ETF Funds, dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2018 to October 31, 2020 for the LeaderShares® AlphaFactor® US Core Equity ETF Fund, or positions expected to be taken in the Funds’ October 31, 2020 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
LeaderShares® Activist Leaders® ETF	$1,432,764	$1,038,334	$41,153,595	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	—	—	46,964,529	—
LeaderShares® AlphaFactor® US Core Equity ETF	144,502,966	143,498,996	77,473,691	79,562,258
LeaderShares® Equity Skew ETF	34,406,256	36,019,741	84,923,345	39,637,789

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund, LeaderShares® AlphaFactor® US Core Equity ETF Fund, and LeaderShares® Equity Skew ETF Fund pay the Advisor a unitary management fee, computed and accrued daily and paid

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

monthly, at an annual rate of 0.75%, 0.99%, 0.75%, and 0.75% respectively of each Funds’ average daily net assets. For the period ended October 31, 2020 the funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders ETF	$1,173
LeaderShares® AlphaFactor® Tactical Focused ETF	1,254
LeaderShares® AlphaFactor® US Core Equity ETF	565,802
LeaderShares® Equity Skew ETF	202,877

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor, its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with GFS, the advisor on behalf of the Funds pay GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Trust. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2020, was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
LeaderShares® Activist Leaders® ETF	$41,553,616	$736,740	$(820,048)	$(83,308)
LeaderShares® AlphaFactor® Tactical Focused ETF	46,964,529	156,969	(425,880)	(268,911)
LeaderShares® AlphaFactor® US Core Equity ETF	70,831,954	4,346,708	(1,839,191)	2,507,517
LeaderShares® Equity Skew ETF	49,570,481	3,168,398	(554,656)	2,613,742

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2020, and October 31, 2019 was as follows:

For the period ended October 31, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor® US Core Equity ETF	$546,464	$—	$6,256	$—	$552,720

For the period ended October 31, 2019:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor® US Core Equity ETF	$447,090	$—	$—	$—	$447,090

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$5,591	$—	$(1,173)	$—	$—	$(83,308)	$(78,890)
LeaderShares® AlphaFactor® Tactical Focused ETF	21,472	—	—	—	—	(268,911)	(247,439)
LeaderShares® AlphaFactor® US Core Equity ETF	—	—	—	(10,331,659)	—	2,507,517	(7,824,142)
LeaderShares® Equity Skew ETF	3,061,585	—	—	—	—	2,613,742	5,675,327

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sale, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The LeaderShares® Activist Leaders® ETF incurred and elected to defer such late year losses of $1,173.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

At October 31, 2020, the LeaderShares® AlphaFactor® US Core Equity ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$10,030,996	$300,663	$10,331,659	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, distributions in excess, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2020 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares® AlphaFactor® US Core Equity ETF	$8,911,199	$(8,911,199)
LeaderShares® Equity Skew ETF	2,534,080	(2,534,080)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

*	As a percentage of the amount invested.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2020 are noted in the Funds’ Schedules of Investments. Transactions during the year with companies that are affiliates are as follows:

LeaderShares® Equity Skew ETF
						Change in		Shares
	Value-			Dividends	Realized	Unrealized		held at
	Beginning		Sales	Credited	Gain	Appreciation/	Value-End of	End of
Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	Year	Year
LeaderShares® Activist Leaders® ETF	$—	$5,008,273	$—	$—	$—	$8,716	$5,016,990	207,039

9.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include a more full listing of risks associated with each Fund’s investments. The Risks associated with a Funds’ investments include, but are not limited to:

Activist Leaders ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, and volatility risk.

Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, derivatives risk, ETF structure

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industry concentration risk, industrials sector risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, passive investment risk, portfolio turnover risk, retail sector risk, and rules-based strategy risk.

Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, gap risk, geographic and sector risk, management risk, investment companies and ETFs Risk, foreign (Non-US) investments risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

ETF Structure Risks. The Funds are structured as ETF’s and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses. In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value. The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103 D +1 215 561 4200 F +1 215 561 1066	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of the Two Roads Shared Trust and Shareholders of
LeaderShares® Activist Leaders® ETF
LeaderShares® AlphaFactor® Tactical Focused ETF
LeaderShares® AlphaFactor® US Core Equity ETF
LeaderShares® Equity Skew ETF

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF (four of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of October 31, 2020, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	LeaderShares® Activist Leaders®ETF	For the period October 26, 2020 (commencement of operations) through October 31, 2020	For the period October 26, 2020 (commencement of operations) through October 31, 2020	For the period October 26, 2020 (commencement of operations) through October 31, 2020
	LeaderShares® AlphaFactor® Tactical Focused ETF	For the period October 26, 2020 (commencement of operations) through October 31, 2020	For the period October 26, 2020 (commencement of operations) through October 31, 2020	For the period October 26, 2020 (commencement of operations) through October 31, 2020
	LeaderShares® AlphaFactor® US Core Equity ETF	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the two years in the period ended October 31, 2020 and for the period October 1, 2018 (commencement of operations) through October 31, 2018
	LeaderShares® Equity Skew ETF	For the period May 11, 2020 (commencement of operations) through October 31, 2020	For the period May 11, 2020 (commencement of operations) through October 31, 2020	For the period May 11, 2020 (commencement of operations) through October 31, 2020

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Two Roads Shared Trust since 2016.

Philadelphia, Pennsylvania
December 30, 2020

LeaderShares® ETF’s
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	5/1/20	10/31/20	Period	10/31/20	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$971.60	$3.72	$1,021.37	$3.81
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$963.60	$4.89	$1,020.16	$5.03
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$979.10	$3.73	$1,021.37	$3.81
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,122.40	$4.00	$1,021.37	$3.81

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2020

Approval of Advisory Agreement

LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF and LeaderShares Equity Skew ETF

At a meeting held on March 4-5, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF and LeaderShares Equity Skew ETF (each a “Fund”, and collectively the “Funds”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Fund’s proposed advisory fees and overall expenses with those of comparable funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other funds with similar investment strategies to those of each Fund.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust with respect to the Funds, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Funds and their background and experience; a summary of the financial condition of Redwood; a written report containing

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2020

Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance program, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and independent reports prepared by Broadridge, an independent third party data provider, analyzing the performance record, and the proposed fees and expenses of the Funds as compared to other ETFs with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered its frequent review of Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that the investment strategies used in the Funds employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which include evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to ensure compliance with federal securities laws, and that the Trust’s CCO’s conclusions regarding the operation of Redwood’s compliance program are unchanged. The Board also considered Redwood’s policies and procedures with respect to business continuity and information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board noted that Redwood continued to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adequate cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and since the favorable resolution of its previous SEC examination, no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services proposed to be provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through multiple discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Funds and that the nature, overall quality and extent of the management services provided by Redwood to the Funds were satisfactory and reliable.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2020

Performance.

With respect to the LeaderShares Activist Leaders ETF and the LeaderShares AlphaFactor Tactical Focused ETF, the Board reviewed and considered, among other performance data, the performance record of each of the Redwood Activist Leaders Fund and the LeaderShares Tactical Focused Fund strategy advised by Redwood, respectively, which have substantially similar strategies to that of the respective Funds. The Board noted that one-year, and since inception, returns of the comparable accounts were positive and appeared to be generally consistent with fixed-income and equity returns in the broader market. With respect to the LeaderShares Equity Skew ETF, the Board noted that no prior or comparable returns had been provided for consideration, but that based on Redwood’s experience and expertise, Redwood could be expected to operate the Fund’s investment strategy. The Board concluded that Redwood’s overall performance was satisfactory, and that Redwood was expected to obtain acceptable level of investment returns for shareholders for each Fund.

Fees and Expenses.

Regarding the costs of the services to be provided to each Fund, the Board considered a comparison, compiled by Broadridge, of each Fund’s proposed advisory fee and estimated operating expenses with those of each Fund’s respective Peer Group. With respect to the LeaderShares Activist Leaders ETF and LeaderShares Equity Skew ETF, the Board took into account that each Fund charged a unitary fee of 0.75% (exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which each Fund may invest, extraordinary or non-recurring expenses, and the Fund’s allocated pro-rata portion of fees and expenses of the Independent Trustees and their legal counsel). With respect to the AlphaFactor Tactical Focused ETF, the Board took into account that the Fund charged a unitary fee of 0.99% (exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which the Fund may invest, extraordinary or non-recurring expenses, and the Fund’s allocated pro-rata portion of fees and expenses of the Independent Trustees and their legal counsel). The Board found that each Fund’s fee was above the median of its Peer Group and Morningstar category, but not the highest of each Fund’s Morningstar category. The Board also took into account Redwood’s discussion of the Peer Group in which each Fund was placed, the “unitary fee” structure of each Fund as compared to others in the Peer Group, and that Redwood continues to price its Funds in a consistent manner depending on whether the Fund applies a tactical aspect to its investment strategy or not. The Board concluded that each Fund’s proposed contractual advisory is not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services provided to each Fund. The Board considered Redwood’s anticipated profitability with respect to each Fund, and whether such profits, if any, would be reasonable in light of the services proposed to be provided to each Fund. The Board considered an estimated profitability analysis prepared by Redwood and concluded that, based on the estimated costs of launching and managing each Fund during their first year of operations, the

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2020

anticipated profitability, if any, of Redwood and its affiliates from their relationships with each Fund did not appear to be excessive.

Economies of Scale.

The Board considered whether Redwood would realize economies of scale with respect to its management of each Fund. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement with respect to each Fund, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with each Fund. The Board considered that Redwood was expected to use the Funds, as components of model portfolios it builds for its clients and that expanding its offering of fund products will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to each Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each Fund for an initial two-year term was in the best interests of each Fund and its respective future shareholders.

In considering the Advisory Agreement’s initial approval, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	9	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	9	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	9	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	9	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2020.

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust for investment purposes except for Redwood Managed Volatility Portfolio, Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend “SMarT” Fund, each of which is advised by the Funds’ Adviser.

10/31/2020 – Two Roads v2

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011-present)	N/A	N/A

*	Information is as of October 31, 2020.

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust except for Redwood Managed Volatility Portfolio, Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend “SMarT” Fund , each of which is advised by the Funds Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/2020 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –	YES	NO
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2020	2019
LeaderShares AlphaFactor US Core Equity ETF	$15,500	$15,500
LeaderShares Activist Leaders ETF	$10,500	$0
LeaderShares AlphaFactor Tactical Focused ETF	$10,500	$0
LeaderShares Equity Skew ETF	$15,500	$0

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2020	2019
LeaderShares AlphaFactor US Core Equity ETF	$3,050	2,900
LeaderShares Activist Leaders ETF	$3,050	$0
LeaderShares AlphaFactor Tactical Focused ETF	$3,050	$0
LeaderShares Equity Skew ETF	$3,050	$0

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2020.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2020 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 8, 2021